Securitization and Variable Interest Entities (VIEs) (Carrying Amount of Assets and Liabilities of Unconsolidated VIEs) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Equities [Member] USD ($)	Mar. 31, 2011 Equities [Member] JPY (¥)	Mar. 31, 2010 Equities [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] USD ($)	Mar. 31, 2011 Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] JPY (¥)	Mar. 31, 2010 Mortgage and Mortgage-backed Securities [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Fund and Other [Member] USD ($)	Mar. 31, 2011 Investment Trust Fund and Other [Member] JPY (¥)	Mar. 31, 2010 Investment Trust Fund and Other [Member] JPY (¥)	Mar. 31, 2011 Derivatives [Member] USD ($)	Mar. 31, 2011 Derivatives [Member] JPY (¥)	Mar. 31, 2010 Derivatives [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] JPY (¥)	Mar. 31, 2011 Short-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Long-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2011 Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2010 Commitments to Extend Credit [Member] JPY (¥)
Carrying amount of variable interests, Assets	$ 29.69	¥ 2,457.00	¥ 289.00	$ 0.97	¥ 80.00	¥ 98.00	$ 1.98	¥ 164.00	¥ 27.00	$ 25.01	¥ 2,070.00	¥ 54.00	$ 0.97	¥ 80.00	¥ 3.00	$ 0.01	¥ 1.00	¥ 2.00	$ 0.29	¥ 24.00		$ 0.03	¥ 3.00	¥ 31.00	$ 0.38	¥ 31.00	¥ 74.00	$ 0.05	¥ 4.00	¥ 0
Carrying amount of variable interests, Liabilities	0.10	8.00	10.00													0.10	8.00	10.00
Maximum exposure to loss to unconsolidated VIEs	$ 30.08	¥ 2,490.00	¥ 329.00	$ 0.97	¥ 80.00	¥ 98.00	$ 1.98	¥ 164.00	¥ 27.00	$ 25.01	¥ 2,070.00	¥ 54.00	$ 0.97	¥ 80.00	¥ 3.00	$ 0.21	¥ 17.00	¥ 34.00	$ 0.29	¥ 24.00		$ 0.03	¥ 3.00	¥ 31.00	$ 0.38	¥ 31.00	¥ 74.00	$ 0.05	¥ 4.00	¥ 0	$ 0.19	¥ 17.00	¥ 8.00